VALUE OF CHARTER PARTY CONTRACTS - Movement in Favorable Charter Party Contracts (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Increase (Decrease) In Favorable Charter Party Contracts [Roll Forward]
Opening balance	$ 0	$ 4,073,000	$ 16,221,000
Amortization charge	0	(4,073,000)	(12,148,000)
Total	0	0	4,073,000
Less: current portion	0	0	(4,073,000)
Non-current portion	$ 0	$ 0	$ 0